Expense Example {- Fidelity Michigan Municipal Income Fund} - 12.31 Fidelity Michigan Municipal Funds Combo PRO-10 - Fidelity Michigan Municipal Income Fund - Fidelity Michigan Municipal Income Fund	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604